Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
Subsequent events for recognition or disclosure have been evaluated through April 21, 2022, the date the financial statements were available to be issued.
Sale Leaseback of St. Paul Farming Facility
On January 25, 2022, the Company entered into a purchase and sale agreement for a sale-leaseback transaction with a third party related to its industrial property in St. Paul, Minnesota. The Company sold the property to this third party and then entered into a new lease with them. Per the agreement, the initial term of the lease will be for 20 years with an option to extend for two 5 year terms. The based annual rent is $566 thousand. The Company received approximately $8,100 thousand in proceeds related to the sale of this property in connection with the sale-leaseback.
Agrico Merger
On January 31, 2022, the Company announced it will merge with a special acquisition company, Agrico Acquisition Corp. (“Agrico”). The transaction will result in the Company becoming a publicly listed company on NASDAQ and delisting from the Euronext Growth Oslo exchange during the second quarter of 2022.
Key highlights of the merger include:
•The all-stock transaction creates a combined company with an equity value of approximately $375,000 thousand on a fully diluted pro forma basis, assuming no redemptions from Agrico’s shareholders.
•Based on the common stock of Agrico at $10 per share, the transaction implies an exchange ratio of 0.091 for existing Company shareholders.
•In addition to shares of Agrico common stock, the Company’s shareholders will receive one contractual Contingent Value Right per share of common stock that will entitle them to receive up to two stock payments upon the achievement of certain milestones. Each stock payment will consist of shares representing 5% of the fully diluted equity of the Company at the date of completion of the transaction.
New capital is expected to provide the Company the flexibility to fuel the next generation of farms in the US and International locations.
Bridge Financing Facility
On March 7, 2022, the company announced it entered a secured convertible bridge financing facility for up to $20,000 thousand. The facility, which matures one year from the drawdown date, will bear paid in kind interest at 8%, is secured by certain assets of the Company and, subject to required corporate approvals, will be convertible by the lenders into shares at any time following the consummation of the announced merger with Agrico. and the NASDAQ listing at a conversion price of US$10.00 / share in the merged entity.
Secured Credit Facility
On April 19, 2022, the Company secured a $30,000 thousand, Senior Secured Credit Facility with Farm Credit of Central Florida. $20,000 thousand of the facility is available under a term loan to support capital expenditures, whereas the remaining $10,000 thousand is available under a revolving loan for working capital needs of the Company in the United States. The credit agreement has a term of 120 months which includes standard terms and conditions customary in secured financing transactions of this nature. The principal under the term loan will bear interest at a rate of prime plus 0.750%, the principal under the revolving loan will bear interest at a rate of prime plus 0.625%.
SUBSEQUENT EVENTS
Subsequent events for recognition or disclosure have been evaluated through June 30, 2022, the date the financial statements were available to be issued.
Agrico Merger
•On January 31, 2022, the Company announced it will merge with a special acquisition company, Agrico Acquisition Corp. (“Agrico”). The transaction will result in the Company becoming a publicly listed company on NASDAQ and delisting from the Euronext Growth Oslo exchange during the second quarter of 2022. On May 13, 2022, the Securities and Exchange Commission (SEC) declared effective the Registration Statement on Form S-4 of the merger between Agrico Acquisition Corp. (‘Agrico”) and the Company. On June 29, 2022, the merger was approved and the Company began trading on the Nasdaq.
Key highlights of the merger include:
•Based on the common stock of Agrico at $10 per share, the transaction implies an exchange ratio of 0.091 for existing Company shareholders.
•In addition to shares of Agrico common stock, the Company’s shareholders will receive one contractual Contingent Value Right per share of common stock that will entitle them to receive up to two stock payments upon the achievement of certain milestones. Each stock payment will consist of shares representing 5% of the fully diluted equity of the Company at the date of completion of the transaction.
•Kalera secured support agreements from shareholders representing approximately 72% of its outstanding shares.
New capital is expected to provide the Company the flexibility to fuel the next generation of farms in the US and International locations. The transaction is expected to close in the second quarter of 2022.
Secured Credit Facility
On April 19, 2022, the Company secured a $30,000 thousand, Senior Secured Credit Facility with Farm Credit of Central Florida. $20,000 thousand of the facility is available under a term loan to support capital expenditures, whereas the remaining $10,000 thousand is available under a revolving loan for working capital needs of the Company in the United States. The credit agreement has a term of 120 months, an interest rate of 4.25% per annum and includes standard terms and conditions customary in secured financing transactions of this nature. The proceeds of the loan will be utilized to support future expansion opportunities and working capital needs of the Company.
New Share Capital and Number of Shares
On May 31, 2022, due to the merger between Kalera S.A. and Kalera AS a total of 105,719 thousand new shares were issued by the Company to deliver merger consideration shares to the shareholders of Kalera AS. The final number of merger consideration shares following rounding is 105,719 thousand and as a result, a total of 240 shares of the company were not allocated to shareholders and have been cancelled. The shareholders of the Company received their respective merger consideration shares through the Norwegian Central Securities Depository (VPS) on May 31, 2022.
The Company’s new share capital following the share cancellation is $1,124,012 divided into 105,719,212 shares, each with a nominal value of $0.011.
Agrico Acquisition Corp.
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
On January 30, 2022, Agrico Acquisition Corp., a Cayman Islands exempted company entered into a Business Combination Agreement with (i) a private limited company incorporated in Ireland (ii) a Caymans Islands exempted company (iii) a limited liability company incorporated under the laws of the Grand Duchy of Luxembourg and, together with Cayman Merger Sub and (iv) a Norwegian private limited liability company.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events (other than the one disclosed above) that would have required adjustment or disclosure in the financial statements.
Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than the subsequent event discussed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.
On April 20, 2022, the Company entered into an amended and restated warrant agreement (the “Amended and Restated Warrant Agreement”) to amend and restate the warrant agreement, dated July 7, 2021 (the “Original Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, in order to correct certain omitted language and other typographical errors found in the Original Agreement. In particular, the Amended and Restated Warrant Agreement clarifies that the Company’s private warrants and working capital warrants, if any, are identical to the public warrants that were included as part of the units sold in the Company’s initial public offering.